Consolidated Interim Statements of Stockholders' Deficiency (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ (4,461,230)	$ (6,787,233)
Impact of change in functional currency	309,737
Issuance of common stock	12,777,434	229,149
Stock issued for debt settlement	391,021	98,446
Stock issued for services	118,491	396,108
Restricted stock unit grants and vesting	84,721	36,900
Warrants exercised		330,460
Options exercised		136,785
Conversion of debentures		522,519
Warrants issued for loan		152,751
Warrants and options exercised	15,661
Finder’s warrants issued
Stock subscribed for services	51,208
Currency translation adjustment	142,111	(82,617)
Net loss	(1,931,175)	(9,354,788)
Balance, March 31, 2022	7,497,979	(14,321,520)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 1,828	$ 1,253
Balance, shares	185,169,793	125,339,156
Impact of change in functional currency
Issuance of common stock	842	$ 129
Issuance of common stock, shares	106,657,941	12,921,992
Stock issued for debt settlement	$ 24	$ 48
Stock issued for debt settlement, shares	3,000,000	4,816,667
Stock issued for services	$ 7	$ 17
Stock issued for services, shares	909,090	1,684,428
Restricted stock unit grants and vesting	$ 6	$ 2
[custom:StockIssuedDuringPeriodRestrictedStockUnitGrantsAndVestingShares]	700,000	150,000
Warrants exercised		$ 33
Warrants exercised, shares		3,304,600
Options exercised		$ 8
Options exercised, shares		750,000
Conversion of debentures		$ 22
Conversion of debentures, shares		2,160,000
Warrants issued for loan
Warrants issued for loan, shares
Warrants and options exercised
Warrants and options exercised, shares
Finder’s warrants issued
Finder's warrants issued,shares
Stock subscribed for services
Stock subscribed for services, shares
Currency translation adjustment
Net loss
Balance, March 31, 2022	$ 2,707	$ 1,512
Balance, shares	296,436,824	151,126,843
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 32,175,293	$ 26,331,369
Impact of change in functional currency
Issuance of common stock	12,776,592	244,362
Stock issued for debt settlement	390,997	98,398
Stock issued for services	118,484	396,091
Restricted stock unit grants and vesting	92,165	36,898
Warrants exercised		330,427
Options exercised		298,326
Conversion of debentures		522,497
Warrants issued for loan		152,751
Warrants and options exercised
Finder’s warrants issued	(995,775)
Stock subscribed for services
Currency translation adjustment
Net loss
Balance, March 31, 2022	44,557,756	28,411,119
Warrant and option reserve [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	1,040,779	1,177,099
Impact of change in functional currency	309,737
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised		(161,549)
Conversion of debentures
Warrants issued for loan
Warrants and options exercised	(22,129)
Finder’s warrants issued	995,775
Stock subscribed for services
Currency translation adjustment
Net loss
Balance, March 31, 2022	2,324,162	1,015,550
Receivables for Equity Issued [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	(1,193,641)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Warrants and options exercised
Finder’s warrants issued
Stock subscribed for services
Currency translation adjustment
Net loss
Balance, March 31, 2022	(1,193,641)
Obligation to issue shares [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	7,450	15,342
Impact of change in functional currency
Issuance of common stock		(15,342)
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting	(7,450)
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Warrants and options exercised	37,790
Finder’s warrants issued
Stock subscribed for services	51,208
Currency translation adjustment
Net loss
Balance, March 31, 2022	88,998
Shares to be cancelled [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	5,323
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Warrants and options exercised
Finder’s warrants issued
Stock subscribed for services
Currency translation adjustment
Net loss
Balance, March 31, 2022	5,323
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	(847,412)	(490,172)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Warrants and options exercised
Finder’s warrants issued
Stock subscribed for services
Currency translation adjustment	142,111	(82,617)
Net loss
Balance, March 31, 2022	(705,301)	(572,789)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	(35,650,850)	(33,822,124)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Warrants and options exercised
Finder’s warrants issued
Stock subscribed for services
Currency translation adjustment
Net loss	(1,931,175)	(9,354,788)
Balance, March 31, 2022	$ (37,582,025)	$ (43,176,912)